AMENDED FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608
                                                     ---------
                           FRANKLIN HIGH INCOME TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

                         Date of fiscal year end: 5/31
                                                  ----

                       Date of reporting period: 8/31/04
                                                 -------



Item 1. Schedule of Investments.


FRANKLIN HIGH INCOME TRUST

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2004
--------------------------------------------------------------------------------

CONTENTS

AGE High Income Fund ......................................................    3

Notes to Statement of Investments .........................................   11

                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

FRANKLIN HIGH INCOME TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                               COUNTRY    PRINCIPAL AMOUNT(f)     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS 90.9%
    COMMERCIAL SERVICES 1.0%
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
      10.67% thereafter, 5/15/13 ...............................................    United States    $35,000,000     $   28,612,500
 (a)Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 ....................    United States     20,000,000            300,000
                                                                                                                     --------------
                                                                                                                         28,912,500
                                                                                                                     --------------
    COMMUNICATIONS 8.6%
 (a)Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ..................       Bermuda        11,000,000            907,500
    AT&T Wireless Group, senior note, 7.875%, 3/01/11 ..........................    United States     22,000,000         25,963,586
    Crown Castle International Corp., senior note, 7.50%, 12/01/13 .............    United States     15,000,000         15,075,000
    Dobson Communications Corp., senior note, 8.875%, 10/01/13 .................    United States     18,000,000         12,420,000
 (a)Iridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 ................       Bermuda        17,000,000          1,615,000
    MCI Inc., senior note, 5.908%, 5/01/07 .....................................    United States      5,542,000          5,465,797
    MCI Inc., senior note, 6.688%, 5/01/09 .....................................    United States      5,542,000          5,237,190
    MCI Inc., senior note, 7.735%, 5/01/14 .....................................    United States      4,750,000          4,399,687
    Millicom International Cellular SA, senior note, 144A, 10.00%,
      12/01/13 .................................................................     Luxembourg       10,000,000          9,950,000
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 ...................    United States     33,300,000         34,965,000
    Nextel Partners Inc., senior note, 8.125%, 7/01/11 .........................    United States     26,100,000         27,339,750
    NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ...........................   United Kingdom      8,900,000          9,300,500
    PanAmSat Corp., senior notes, 144A, 9.00%, 8/15/14 .........................    United States     20,500,000         21,473,750
 (a)Poland Telecom Finance, B, 14.00%, 12/01/07 ................................       Poland         30,000,000              3,000
    Qwest Communications International Inc., senior note, 144A, 7.50%,
      2/15/14 ..................................................................    United States     20,000,000         17,900,000
    Qwest Corp., 6.875%, 9/15/33 ...............................................    United States     28,300,000         23,347,500
 (a)RSL Communications PLC, senior note, 10.125%, 3/01/08 ......................   United Kingdom     44,500,000             55,625
 (a)RSL Communications PLC, senior note, 12.00%, 11/01/08 ......................   United Kingdom      6,250,000              7,813
    Time Warner Telecom Inc., senior note, 9.25% 2/15/14 .......................    United States     20,000,000         19,600,000
    Triton PCS Inc., senior note, 8.50%, 6/01/13 ...............................    United States     15,300,000         13,961,250
    Triton PCS Inc., senior sub. note, 9.375%, 2/01/11 .........................    United States      6,900,000          4,933,500
                                                                                                                     --------------
                                                                                                                        253,921,448
                                                                                                                     --------------
    CONSUMER DURABLES 4.1%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ..............................    United States     25,000,000         28,500,000
    General Motors, senior deb., 8.25%, 7/15/23 ................................    United States     23,500,000         24,831,863
    Sealy Mattress Co., senior sub. note, 144A, 8.25%, 6/15/14 .................    United States     30,000,000         31,125,000
    Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 .......................    United States     16,400,000         16,974,000
    William Lyon Homes, senior note, 7.50%, 2/15/14 ............................    United States     18,500,000         18,407,500
                                                                                                                     --------------
                                                                                                                        119,838,363
                                                                                                                     --------------

    CONSUMER NON-DURABLES 1.0%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 .........................    United States      9,600,000         10,272,000
    Smithfield Foods Inc., Senior Note, 144A, 7.00%, 8/01/11 ...................    United States     18,900,000         19,656,000
                                                                                                                     --------------
                                                                                                                         29,928,000
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 3

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                              COUNTRY    PRINCIPAL AMOUNT(f)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES 21.2%
 (a)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ..............    United States    $25,000,000     $   22,937,500
    Aztar Corp., senior sub. note, 144A, 7.875%, 6/15/14 .......................    United States     13,700,000         14,128,125
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ........................    United States     21,600,000         21,762,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ...............    United States     19,200,000         19,776,000
 (a)Callahan Nordrhein-Westfalen, senior disc. note, zero cpn. to 7/15/05,
      16.00% thereafter, 7/15/10 ...............................................       Germany        38,000,000          1,615,000
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ........................       Canada          3,500,000          3,745,000
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 .....................       Canada         15,600,000         17,842,500
    Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ...........    United States     33,800,000         34,983,000
    Charter Communications Holdings LLC, senior disc. note, zero cpn. to
      1/15/06, 13.50% thereafter, 1/15/11 ......................................    United States     15,500,000         11,392,500
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ............................    United States     20,000,000         20,200,000
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .................    United States     12,865,000         15,920,438
    Dex Media Inc., senior disc. note, 144A, zero cpn. to 11/15/08, 9.00%
      thereafter, 11/15/13 .....................................................    United States     12,600,000          9,292,500
    Dex Media Inc., senior note, 144A, 8.00%, 11/15/13 .........................    United States      7,500,000          7,818,750
    DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 .....................    United States     29,200,000         33,361,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..........................    United States     20,000,000         20,150,000
    Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .....................    United States     26,500,000         26,708,025
    Lin Television Corp., senior sub. note, 6.50%, 5/15/13 .....................    United States     19,600,000         19,404,000
    Mandalay Resort Group, senior note, 9.50%, 8/01/08 .........................    United States      5,900,000          6,755,500
    Mandalay Resort Group, senior sub. note, 10.25%, 8/01/07 ...................    United States     14,600,000         16,443,250
    Marquee Holdings Inc., senior disc. note, 144A, zero cpn. to 8/15/09,
      12.00% thereafter, 8/15/14 ...............................................    United States     17,700,000         10,465,125
    Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ...........................    United States      9,400,000          9,870,000
    Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 ..........    United States     25,000,000         27,875,000
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .............    United States      6,300,000          6,520,500
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
      thereafter, 7/15/11 ......................................................       Canada         31,500,000         30,082,500
    Rainbow National Services, senior sub. deb., 144A, 10.375%,
      9/01/14 ..................................................................    United States     29,000,000         30,160,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ..................    United States     14,400,000         14,832,000
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ..................    United States      4,200,000          4,688,250
    Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ................    United States     13,800,000         14,386,500
    Six Flags Inc., senior note, 9.50%, 2/01/09 ................................    United States     30,000,000         29,250,000
    Station Casinos Inc., senior note, 6.00%, 4/01/12 ..........................    United States      9,300,000          9,369,750
    Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 .....................    United States      7,000,000          7,035,000
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16                         United States     15,000,000         15,056,250
    Universal City Development, senior note, 11.75%, 4/01/10 ...................    United States     15,000,000         17,475,000
    Venetian Casino/LV Sands, secured note, 11.00%, 6/15/10 ....................    United States     24,800,000         28,365,000
    Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
      thereafter, 8/01/11 ......................................................   United Kingdom     12,325,000         12,016,875
    Yell Finance BV, senior note, 10.75%, 8/01/11 ..............................   United Kingdom      6,485,000          7,619,875
    Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 .................    United States      5,000,000          5,137,500
    Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ..................    United States     17,900,000         17,251,125
                                                                                                                     --------------
                                                                                                                        621,691,338
                                                                                                                     --------------


4 | Quarterly Statement of Investments

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                               COUNTRY   PRINCIPAL AMOUNT(f)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    ELECTRONIC TECHNOLOGY 3.3%
    Alliant Techsystems Inc., senior sub. note, 8.50%, 5/15/11 ..............       United States    $ 6,900,000      $   7,538,250
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ........         Singapore        8,900,000          8,944,500
    L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .............       United States     26,500,000         26,168,750
    ON Semiconductor Corp., senior secured note, 13.00%, 5/15/08 ............       United States      8,224,000          9,293,120
    SCG Holding Corp., 144A, zero cpn., 8/04/11 .............................       United States      7,300,000         10,147,000
    Solectron Corp., senior note, 9.625%, 2/15/09 ...........................       United States      9,100,000         10,055,500
    Xerox Corp., senior note, 7.125%, 6/15/10 ...............................       United States      8,000,000          8,520,000
    Xerox Corp., senior note, 6.875%, 8/15/11 ...............................       United States     15,600,000         16,224,000
                                                                                                                      -------------
                                                                                                                         96,891,120
                                                                                                                      -------------
    ENERGY MINERALS 1.2%
    Arch Western Finance, senior note, 144A, FRN, 7.50%, 7/01/13 ............       United States     19,100,000         19,864,000
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................       United States     15,900,000         16,854,000
                                                                                                                      -------------
                                                                                                                         36,718,000
                                                                                                                      -------------
    FINANCE 1.0%
    Americredit Corp., senior note, 9.25%, 5/01/09 ..........................       United States     15,000,000         16,050,000
    Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ..................       United States     12,400,000         13,702,000
                                                                                                                      -------------
                                                                                                                         29,752,000
                                                                                                                      -------------
    GOVERNMENT BONDS .3%
    Eskom, 11.00%, 6/01/08 ..................................................       South Africa      63,800,000 ZAR     10,208,000
                                                                                                                      -------------
    HEALTH SERVICES 3.7%
    HealthSouth Corp., senior note, 7.625%, 6/01/12 .........................       United States     27,000,000         25,987,500
    Pacificare Health Systems Inc., senior note, 10.75%, 6/01/09 ............       United States     15,792,000         18,397,680
    Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................       United States     18,000,000         16,740,000
    Tenet Healthcare Corp., senior note, 144A, 9.875%, 7/01/14 ..............       United States     14,000,000         14,665,000
    United Surgical Partners, senior sub. note, 10.00%, 12/15/11 ............       United States     27,000,000         30,915,000
                                                                                                                      -------------
                                                                                                                        106,705,180
                                                                                                                      -------------
    HEALTH TECHNOLOGY .5%
    Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 ...............       United States     14,000,000         15,085,000
                                                                                                                      -------------

    INDUSTRIAL SERVICES 3.8%
    Allied Waste North America Inc., senior note, 7.875%, 4/15/13 ...........       United States     21,600,000         22,896,000
    Allied Waste North America Inc., senior secured note, 6.50%,
      11/15/10 ..............................................................       United States     10,000,000         10,050,000
    Allied Waste North America Inc., senior secured note, 6.125%,
      2/15/14 ...............................................................       United States      5,000,000          4,687,500
    El Paso Energy Partners LP, senior sub. note, B, 8.50%, 6/01/11 .........       United States      7,874,000          8,936,990
    Gulfterra Energy Partners, senior sub. note, 10.625%, 12/01/12 ..........       United States      3,131,000          3,960,715
    Hanover Equipment Trust 01, senior secured note, A, 8.50%,
      9/01/08 ...............................................................       United States     18,000,000         19,305,000
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
      9/01/11 ...............................................................       United States     12,000,000         13,020,000


                                          Quarterly Statement of Investments | 5

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                         COUNTRY        PRINCIPAL AMOUNT(f)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   INDUSTRIAL SERVICES (CONT.)
   Pride International Inc., senior note, 144A, 7.375%, 7/15/14 ........      United States       $20,700,000        $   22,149,000
(a)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .............      United States        10,000,000                50,000
   Universal Compression Inc., senior note, 7.25%, 5/15/10 .............      United States         7,100,000             7,419,500
                                                                                                                     --------------
                                                                                                                        112,474,705
                                                                                                                     --------------
   NON-ENERGY MINERALS 1.8%
   Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..........................      United States        21,100,000            20,369,075
   Ispat Inland ULC, senior secured note, 144A, 9.75%, 4/01/14 .........      United States        29,200,000            31,317,000
                                                                                                                     --------------
                                                                                                                         51,686,075
                                                                                                                     --------------
   PROCESS INDUSTRIES 13.1%
   BCP Caylux Holding Lux SCA, senior sub. note, 144A, 9.625%,
     6/15/14 ...........................................................      United States        24,600,000            26,537,250
   Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 .........      United States        11,700,000            11,290,500
   Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 .............      United States        11,700,000            12,460,500
   Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ..................      United States        20,000,000            21,150,000
   Equistar Chemicals LP, senior note, 10.625%, 5/01/11 ................      United States         4,400,000             4,972,000
(a)FiberMark Inc., senior note, 10.75%, 4/15/11 ........................      United States        17,000,000            10,795,000
   Georgia-Pacific Corp., 7.25%, 6/01/28 ...............................      United States         3,000,000             2,985,000
   Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................      United States        14,800,000            17,501,000
   Georgia Pacific Corp., senior note, 8.00%, 1/15/14 ..................      United States         8,000,000             9,140,000
   Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ..................      United States        15,000,000            16,237,500
   Huntsman ICI Holdings LLC, senior disc. note, zero cpn., 12/31/09 ...      United States        66,130,000            34,056,950
   IMC Global Inc., senior note, 10.875%, 8/01/13 ......................      United States        28,000,000            35,420,000
   Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................      United States        15,800,000            16,590,000
   Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .........      United States        17,400,000            19,662,000
   MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 .................     Irish Republic        18,600,000            21,018,000
   Nalco Co., senior note, 144A, 7.75%, 11/15/11 .......................      United States         2,700,000             2,889,000
   Nalco Co., senior sub. note, 144A, 8.875%, 11/15/13 .................      United States        27,200,000            29,478,000
   Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ....................      United States        29,000,000            28,275,000
(a)Pindo Deli Finance Mauritius Ltd., senior note, 11.75%, 10/01/17 ....        Singapore          28,800,000             8,352,000
(a)Polysindo International Finance Co. BV, secured note, 9.375%,
     7/30/07 ...........................................................        Indonesia          27,750,000             2,358,750
   Rhodia SA, senior note, 10.25%, 6/01/10 .............................         France            30,000,000            30,750,000
   Stone Container Corp., senior note, 8.375%, 7/01/12 .................      United States        15,400,000            17,017,000
(a)Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 .........        Indonesia          11,000,000             4,345,000
                                                                                                                     --------------
                                                                                                                        383,280,450
                                                                                                                     --------------
   PRODUCER MANUFACTURING 7.3%
   Airxcel Inc., senior sub. note, B, 11.00%, 11/15/07 .................      United States        11,995,000            11,935,025
   Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............      United States        32,000,000            35,520,000
   Fimep SA, senior note, 10.50%, 2/15/13 ..............................         France            20,700,000            24,012,000
(a)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .......      United States         9,053,899                    --
   HLI Operating Co. Inc., senior sub. note, 10.50%, 6/15/10 ...........      United States        16,262,000            18,619,990
   Hutchison Whampoa International Ltd., senior note, 144A, 6.25%,
     1/24/14 ...........................................................        Hong Kong          20,300,000            21,003,354


6 | Quarterly Statement of Investments

FRANKLIN HIGH INCOME TRUST

---------------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                           COUNTRY        PRINCIPAL AMOUNT(f)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    PRODUCER MANUFACTURING (CONT.)
    Invensys PLC, senior note, 144a, 9.875%, 3/15/11 .....................     United Kingdom        $18,000,000    $  18,360,000
    Milacron Escrow Corp., senior secured note, 144A, 11.50%, 5/15/11 ....      United States         30,000,000       32,100,000
    Russel Metals Inc., senior note, 6.375%, 3/01/14 .....................      United States         17,000,000       16,362,500
    THL Buildco Inc., senior sub. note, 144A, 8.50%, 9/01/14 .............      United States         18,300,000       19,169,250
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................      United States         13,903,000       16,092,723
    TRW Automotive Inc., senior sub. note, 11.00%, 2/15/13 ...............      United States          1,102,000        1,338,930
                                                                                                                    -------------
                                                                                                                      214,513,772
                                                                                                                    -------------
    REAL ESTATE INVESTMENT TRUSTS 2.5%
    Host Marriott LP, senior note, 7.125%, 11/01/13 ......................      United States         20,000,000       20,450,000
    Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 ..................      United States          7,100,000        7,259,750
    Host Marriott LP, senior note, I, 9.50%, 1/15/07 .....................      United States          7,000,000        7,840,000
    Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 ..............      United States         16,500,000       17,077,500
    Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 .............      United States         10,700,000       11,622,875
    Ventas Realty LP Capital Corp., senior note, 8.75%, 5/01/09 ..........      United States          7,500,000        8,212,500
                                                                                                                    -------------
                                                                                                                       72,462,625
                                                                                                                    -------------
    RETAIL TRADE 3.0%
    Office Depot Inc., senior sub. note, 10.00%, 7/15/08 .................      United States         22,000,000       25,960,000
    Rite Aid Corp., 7.70%, 2/15/27 .......................................      United States         10,000,000        8,750,000
    Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ..................      United States         26,900,000       26,093,000
    Stater Brothers Holdings, senior note, 144A, 8.125%, 6/15/12 .........      United States         25,800,000       26,961,000
                                                                                                                    -------------
                                                                                                                       87,764,000
                                                                                                                    -------------
    TECHNOLOGY SERVICES 1.0%
 (a)PSINet Inc., senior note, 11.00%, 8/01/09 ............................      United States         18,750,000        1,265,625
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ...................      United States         25,000,000       27,375,000
                                                                                                                    -------------
                                                                                                                       28,640,625
                                                                                                                    -------------
    TRANSPORTATION 3.0%
    CP Ships Ltd., senior note, 10.375%, 7/15/12                                   Canada             20,000,000       22,875,000
    Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%,
      12/15/13 ...........................................................      United States         12,400,000       10,338,500
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 .............      United States         19,800,000       22,671,000
    Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ....................        Argentina           24,300,000       22,173,750
 (a)United Air Lines Inc., pass through certificates, 9.06%, 9/26/14 .....      United States         20,422,000        9,240,955
                                                                                                                    -------------
                                                                                                                       87,299,205
                                                                                                                    -------------
    UTILITIES 9.5%
    AES Corp., senior note, 9.375%, 9/15/10 ..............................      United States         15,000,000       16,762,500
    AES Corp., senior secured note, 144A, 9.00%, 5/15/15 .................      United States         24,700,000       27,602,250
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ................      United States         35,000,000       37,275,000
    Aquila Inc., senior note, 14.875%, 7/01/12 ...........................      United States         30,000,000       40,725,000
    Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ...........           Canada           30,000,000       19,275,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .............      United States         18,000,000       14,130,000
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ....................      United States         39,000,000       39,292,500


                                          Quarterly Statement of Investments | 7

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                           COUNTRY       PRINCIPAL AMOUNT(f)      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       UTILITIES (CONT.)
       ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ....     United States       $ 7,177,000      $    7,464,080
       Midland Funding II, sub. secured lease obligation, A, 11.75%,
         7/23/05 .........................................................     United States         1,548,676           1,660,683
       Midland Funding II, sub. secured lease obligation, B, 13.25%,
         7/23/06 .........................................................     United States        11,500,000          13,164,498
       Midwest Generation LLC, senior secured note, 144A, 8.75%,
         5/01/34 .........................................................     United States        31,600,000          33,733,000
       NRG Energy Inc., senior secured note, 144A, 8.00%, 12/15/13 .......     United States        14,500,000          15,297,500
       Williams Cos. Inc., senior note, 8.625%, 6/01/10 ..................     United States         9,200,000          10,718,000
                                                                                                                    --------------
                                                                                                                       277,100,011
                                                                                                                    --------------
       TOTAL BONDS (COST $2,713,644,572)                                                                             2,664,872,417
                                                                                                                    --------------
       CONVERTIBLE BOND (COST $27,973,103) 1.1%
       ELECTRONIC TECHNOLOGY
       Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ..........        Canada            33,700,000          32,646,875
                                                                                                                    --------------
                                                                                              ---------------
                                                                                              SHARES/WARRANTS
                                                                                              ---------------
       COMMON STOCKS AND WARRANTS 2.1%
       COMMUNICATIONS 1.5%
    (b)Arch Wireless Inc., A .............................................     United States            12,772             389,546
    (b)Call-Net Enterprises Inc., B ......................................        Canada               254,140             533,694
    (b)Dobson Communications Corp. .......................................     United States         1,335,237           1,869,332
    (b)ICG Communications Inc. ...........................................     United States           106,945              73,792
    (b)ICG Communications Inc., wts., 6/05/07 ............................     United States            17,723                 177
    (b)ICO Global Communications Holdings Ltd. ...........................     United States         2,105,368             905,308
    (b)ICO Global Communications Holdings Ltd., wts., 5/16/06 ............     United States           528,825               5,283
(b),(c)International Wireless Communications Holdings Inc. ...............     United States         1,759,743             211,169
    (b)Metrocall Holdings Inc. ...........................................     United States           182,155          11,772,678
    (b)Millicom International Cellular SA ................................      Luxembourg                   1                  16
    (b)Nextel Communications Inc., A .....................................     United States           128,674           2,983,950
    (b)NII Holdings Inc., B ..............................................     United States           223,719           8,199,301
    (b)NTL Inc. ..........................................................    United Kingdom           100,000           5,431,000
(b),(d)Poland Telecom Finance, wts., 144A, 12/01/07 ......................        Poland                30,000                  --
    (b)Telewest Global Inc. ..............................................    United Kingdom           951,951          10,995,034
    (b)XO Communications Inc., wts., A, 1/16/10 ..........................     United States            68,579              58,292
                                                                                                                    --------------
                                                                                                                        43,428,572
                                                                                                                    --------------
       CONSUMER SERVICES
    (b)Jack in the Box Inc. ..............................................     United States            24,090             680,301
                                                                                                                    --------------
       ELECTRONIC TECHNOLOGY
    (b)Loral Space & Communications LTD., wts., 12/27/06 .................     United States           155,654               2,724
    (b)Loral Space & Communications Ltd., wts., 1/15/07 ..................     United States            35,300                 618
                                                                                                                    --------------
                                                                                                                             3,342
                                                                                                                    --------------


8 | Quarterly Statement of Investments

FRANKLIN HIGH INCOME TRUST

-----------------------------------------------------------------------------------------------------------------------------------
        AGE HIGH INCOME FUND                                                      COUNTRY          SHARES/WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS AND WARRANTS (CONT.)
        ENERGY MINERALS
     (b)Horizon Natural Resources Co. ......................................    United States          533,333       $           --
     (b)McMoRan Exploration Co. ............................................    United States           25,937              362,859
                                                                                                                     --------------
                                                                                                                            362,859
                                                                                                                     --------------
        HEALTH SERVICES .4%
     (b)Kindred Healthcare Inc. ............................................    United States               72                1,862
     (b)Kindred Healthcare Inc., wts., A, 4/20/06 ..........................    United States          134,263            3,155,180
     (b)Kindred Healthcare Inc., wts., B, 4/20/06 ..........................    United States          335,658            6,511,765
                                                                                                                     --------------
                                                                                                                          9,668,807
                                                                                                                     --------------
        INDUSTRIAL SERVICES .1%
     (b)Transocean Inc., wts., 144A, 5/01/09 ...............................    United States           11,750            2,784,750
                                                                                                                     --------------
        PRODUCER MANUFACTURING .1%
     (b)Cambridge Industries Liquidating Trust Interest ....................    United States        4,853,892               24,270
     (b)Goss Holdings Inc., B ..............................................    United States          211,174                   --
 (b),(c)Harvard Industries Inc. ............................................    United States          793,966                3,970
 (b),(c)VS Holdings ........................................................    United States        1,685,375                1,685
        Walter Industries Inc. .............................................    United States          189,505            2,812,254
                                                                                                                     --------------
                                                                                                                          2,842,179
                                                                                                                     --------------
        RETAIL TRADE
     (b)Penn Traffic Co. ...................................................    United States          389,598               23,376
                                                                                                                     --------------
        TOTAL COMMON STOCKS AND WARRANTS (COST $192,931,011) ...............                                             59,794,186
                                                                                                                     --------------
        PREFERRED STOCKS 1.1%
        COMMUNICATIONS
        PTV Inc., 10.00%, pfd., A ..........................................   United Kingdom              388                1,940
                                                                                                                     --------------
        HEALTH SERVICES 1.1%
        Fresenius Medical Care Capital Trust II, 7.875%, pfd. ..............       Germany          30,600,000           32,742,000
                                                                                                                     --------------
        PROCESS INDUSTRIES
     (a)Asia Pulp & Paper Co. Ltd., 12.00%, pfd. ...........................      Indonesia         24,700,000              370,500
                                                                                                                     --------------
        TOTAL PREFERRED STOCKS (COST $55,292,487) ..........................                                             33,114,440
                                                                                                                     --------------
        CONVERTIBLE PREFERRED STOCKS 1.9%
        COMMUNICATIONS .1%
        Dobson Communications Corp., 6.00%, cvt. pfd. ......................    United States           28,400            1,420,000
                                                                                                                     --------------
        CONSUMER DURABLES 1.0%
        Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ..................    United States          560,000           29,635,200
                                                                                                                     --------------
        UTILITIES .8%
        CMS Energy Trust I, 7.75%, cvt. pfd. ...............................    United States          530,000           23,076,200
                                                                                                                     --------------
        TOTAL CONVERTIBLE PREFERRED STOCKS (COST $56,582,961) ..............                                             54,131,400
                                                                                                                     --------------
        TOTAL LONG TERM INVESTMENTS (COST $3,046,424,134) ..................                                          2,844,559,318
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 9

FRANKLIN HIGH INCOME TRUST

---------------------------------------------------------------------------------------------------------------------------------
   AGE HIGH INCOME FUND                                                            COUNTRY          SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $36,098,383) 1.2%
(e)Franklin Institutional Fiduciary Trust Money Market Portfolio .........      United States      36,098,383      $   36,098,383
                                                                                                                   --------------
   TOTAL INVESTMENTS (COST $3,082,522,517) 98.3% .........................                                          2,880,657,701
   OTHER ASSETS, LESS LIABILITIES 1.7% ...................................                                             49,815,953
                                                                                                                   --------------
   NET ASSETS 100.0% .....................................................                                         $2,930,473,654
                                                                                                                   ==============

CURRENCY ABBREVIATIONS | ZAR - South African Rand

(a)   Defaulted security.

(b)   Non-income producing.

(c)   See Note 3 regarding holdings of 5% voting securities.

(d)   See Note 2 regarding restricted securities.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.


10 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN HIGH INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

AGE HIGH INCOME FUND

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund).

1. INCOME TAXES

At August 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Costs of investments ....................................       $ 3,083,815,842
                                                                ===============
Unrealized appreciation .................................       $   255,576,287
Unrealized depreciation .................................          (458,734,428)
                                                                ---------------
Net unrealized appreciation (depreciation) ..............       $  (203,158,141)
                                                                ===============

2. RESTRICTED SECURITIES

At August 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                         ACQUISITION
  SHARES   ISSUER                                                            DATE               COST            VALUE
------------------------------------------------------------------------------------------------------------------------
 30,000    Poland Telecom Finance, wts., 144A, 12/01/07                    11/24/97           $180,000      $         --
                                                                                                            ------------
 TOTAL RESTRICTED SECURITIES (0% OF NET ASSETS)                                                             $         --
                                                                                                            ============

3. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at Aug 31, 2004 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF                                   NUMBER OF
                                 SHARES HELD                                 SHARES HELD     VALUE                      REALIZED
                                AT BEGINNING       GROSS        GROSS           AT END       AT END        DIVIDEND     CAPITAL
NAME OF ISSUER                    OF YEAR        ADDITIONS    REDUCTIONS      OF PERIOD    OF PERIOD        INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Harvard Industries Inc. .......    793,966           --           --           793,966      $  3,970     $       --     $       --
International Wireless
  Communications Holdings .....  1,759,743           --           --         1,759,743       211,169             --             --
VS Holdings ...................  1,685,375           --           --         1,685,375         1,685             --             --
                                                                                            --------------------------------------
TOTAL NON-CONTROLLED AFFILIATED ISSUERS .................................................   $216,824     $       --     $       --
                                                                                            ======================================

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                         Quarterly Statement of Investments | 11

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN HIGH INCOME TRUST

By  /S/JIMMY D. GAMBILL
    -------------------
       Chief Executive Officer - Finance and Administration
Date    October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /S/JIMMY D. GAMBILL
    -------------------
       Chief Executive Officer - Finance and Administration
Date    October 28, 2004


By  /S/GALEN G. VETTER
    ------------------
       Chief Financial Officer
Date    October 28, 2004










                                    Exhibit A


I, Jimmy D. Gambill, certify that:

   1. I have reviewed this report on Form N-Q of Franklin High Income Trust;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

   (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2004

/s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

   1. I have reviewed this report on Form N-Q of Franklin High Income Trust;

   2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;


   3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

   4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

   5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

   (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

   (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 21, 2004

/s/GALEN G. VETTER
Chief Financial Officer